Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	2
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$218,009,559.94	0.7415291	$178,370,152.20	0.6067012	$39,639,407.74
Class A-2-A Notes	$294,730,000.00	1.0000000	$294,730,000.00	1.0000000	$-
Class A-2-B Notes	$105,270,000.00	1.0000000	$105,270,000.00	1.0000000	$-
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$1,134,409,559.94	0.9372187	$1,094,770,152.20	0.9044697	$39,639,407.74

Weighted Avg. Coupon (WAC)	3.30%		3.30%
Weighted Avg. Remaining Maturity (WARM)	55.76		54.85
Pool Receivables Balance	$1,224,193,662.93		$1,185,077,467.93
Remaining Number of Receivables	69,232		68,097

Adjusted Pool Balance	$1,171,643,642.15		$1,134,410,096.27

III. COLLECTIONS

Principal:
Principal Collections	$38,725,753.96
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$108,687.25
Total Principal Collections	$38,834,441.21

Interest:
Interest Collections	$3,278,570.39
Late Fees & Other Charges	$44,256.79
Interest on Repurchase Principal	$-
Total Interest Collections	$3,322,827.18

Collection Account Interest	$25,930.75
Reserve Account Interest	$1,641.68
Servicer Advances	$-

Total Collections	$42,184,840.82

1 of 3

Hyundai Auto Receivables Trust 2017-A

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	2
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$42,184,840.82
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$42,184,840.82

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$1,020,161.39	$-	$1,020,161.39	1,020,161.39
	Collection Account Interest					$25,930.75
	Late Fees & Other Charges					$44,256.79
Total due to Servicer						$1,090,348.93

2.	Class A Noteholders Interest:
	Class A-1 Notes		$186,519.29		$186,519.29
	Class A-2-A Notes		$363,500.33		$363,500.33
	Class A-2-B Notes		$87,926.53		$87,926.53
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$1,332,221.23		$1,332,221.23	1,332,221.23

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$39,639,407.74

7.	Regular Principal Distribution Amount:					39,639,407.74

			Distributable Amount		Paid Amount
	Class A-1 Notes				$39,639,407.74
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$42,208,173.94		$39,639,407.74
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$42,208,173.94		$39,639,407.74

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$52,550,020.78
Beginning Period Amount	$52,550,020.78
Current Period Amortization	$1,882,649.12
Ending Period Required Amount	$50,667,371.66
Ending Period Amount	$50,667,371.66
Next Distribution Date Required Amount	$48,817,761.63

2 of 3

Hyundai Auto Receivables Trust 2017-A

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	2
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$37,234,082.21	$39,639,944.07	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.00%	3.19%	3.40%
Overcollateralization as a % of Current Adjusted Pool	3.18%	3.49%	3.72%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.42%	67,705	99.39%	$1,177,887,134.71
30 - 60 Days	0.46%	314	0.48%	$5,713,673.79
61 - 90 Days	0.09%	64	0.10%	$1,194,407.87
91-120 Days	0.02%	14	0.02%	$282,251.56
121 + Days	0.00%	0	0.00%	$-
Total		68,097		$1,185,077,467.93

Delinquent Receivables 30+ Days Past Due
Current Period	0.58%	392	0.61%	$7,190,333.22
1st Preceding Collection Period	0.41%	283	0.42%	$5,188,664.00
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average	0.49%		0.52%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.12%
Delinquency Percentage exceeds Delinquency Trigger (Y/N)			No

Repossession in Current Period		33		$726,687.68
Repossession Inventory		39		$696,161.66

Current Charge-Offs
Gross Principal of Charge-Offs				$390,441.04
Recoveries				$(108,687.25)
Net Loss				$281,753.79

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.28%

Average Pool Balance for Current Period				$1,204,635,565.43

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.28%
1st Preceding Collection Period				0.12%
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average				0.20%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		49	87	$582,521.19
Recoveries		27	41	$(178,690.87)
Net Loss				$403,830.32
Cumulative Net Loss as a % of Initial Pool Balance				0.03%

Net Loss for Receivables that have experienced a Net Loss *		41	72	$403,830.32
Average Net Loss for Receivables that have experienced a Net Loss				$5,608.75

Principal Balance of Extensions				$1,137,766.87
Number of Extensions				59

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3